Lease Right-of-Use Asset and Operating Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease Right-Of-Use Asset and Operating Lease Liabilities [Line Items]
Operating lease right-of use assets	$ 583,610	$ 615,444
Weighted-average remaining lease term	8 years 1 month 17 days	7 years 9 months 18 days
Weighted average discount rate	6.65%	5.58%
Decrease in lease liabilities	$ 675,624
Three New Lease Agreements [Member]
Lease Right-Of-Use Asset and Operating Lease Liabilities [Line Items]
Operating lease right-of use assets	640,405
Lease liabilities	$ 640,405
Weighted-average remaining lease term	8 years 1 month 17 days
Weighted average discount rate	6.65%